EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in obligation (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFITS
Cost of service	R$ 1,933	R$ 2,069	R$ 3,005
Interest expense	11,059	10,127	8,102
Present value of obligations
EMPLOYEE BENEFITS
Obligation at the begining of the year	196,445	224,180	318,181
Cost of service	1,933	2,069	3,005
Interest expense	11,059	10,127	8,102
Contributions from participants	1,125	1,096	1,472
Payments of the benefits	(18,729)	(20,265)	(17,488)
Gain (loss) on remeasurement	(9,457)	(7,232)	(61,524)
Exchange variations	42,301	(13,530)	(27,568)
Obligation at the end of the year	R$ 224,677	R$ 196,445	R$ 224,180